Derivatives - Summary of Fair Values of Non-Trading Derivative Instruments Categorized by Hedging Relationships (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	$ 54,242	$ 48,894
Derivative financial liabilities	53,203	50,051
Derivatives held or issued for non-trading purposes [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	7,481	5,713
Derivative financial liabilities	5,521	4,965
Derivatives held or issued for non-trading purposes [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	4,310	2,380
Derivative financial liabilities	2,674	1,306
Derivatives held or issued for non-trading purposes [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	2,580	2,193
Derivative financial liabilities	1,587	2,031
Derivatives held or issued for non-trading purposes [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	9
Derivative financial liabilities	153	179
Derivatives held or issued for non-trading purposes [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	582	1,140
Derivative financial liabilities	1,107	1,449
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Fair value hedges [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	1,624	882
Derivative financial liabilities	884	786
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Fair value hedges [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	1,624	882
Derivative financial liabilities	884	786
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	3,764	3,510
Derivative financial liabilities	1,769	1,864
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	1,061	804
Derivative financial liabilities	81	(46)
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	2,503	2,175
Derivative financial liabilities	1,546	1,910
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	200	531
Derivative financial liabilities	142
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Net investment hedges [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets		2
Derivative financial liabilities		58
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Net investment hedges [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets		2
Derivative financial liabilities		58
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	2,093	1,319
Derivative financial liabilities	2,868	2,257
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	1,625	694
Derivative financial liabilities	1,709	566
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	77	16
Derivative financial liabilities	41	63
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	9
Derivative financial liabilities	153	179
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	382	609
Derivative financial liabilities	$ 965	$ 1,449